Basis of preparation and significant accounting policies (Policies)	12 Months Ended
Dec. 31, 2021
BASIS OF PREPARATION AND SIGNIFICANT ACCOUNTING POLICIES
Statement of compliance	(a) Statement of complianceThe consolidated financial statements have been prepared in accordance with International Financial Reporting Standards, as issued by the International Accounting Standards Board (“IASB”), referred to as “IFRS”. These consolidated financial statements were approved by the Board of Directors of the Company on February 22, 2022.
Basis of preparation
(b) Basis of preparation
The consolidated financial statements have been prepared on the historical cost basis except for those assets and liabilities that are measured at fair values at the end of each reporting period. Additionally, these consolidated financial statements have been prepared using the accrual basis of accounting, except for cash flow information.

Basis of consolidation
(c) Basis of consolidation
Subsidiaries
These consolidated financial statements include the financial statements of the Company and entities controlled by the Company (“Subsidiaries”). Control exists when the Company is exposed, or has rights to variable returns from its involvement with the Subsidiary and has the ability to affect those returns through its power over the Subsidiary.
The Principal Subsidiary of the Company is as follows:

Name of subsidiary(1)	Principal activity	Method of accounting	Country of incorporation and operation	Interest as at December 31, 2021	Interest as at December 31, 2020
Minera San Xavier S.A. de C.V.	Reclamation	Consolidated	Mexico	100%	100%

1.New Gold Inc. directly owns the assets of Rainy River and New Afton.

Business combinations and asset acquisitions
(d) Business combinations and asset acquisitions
A business combination is an acquisition of assets and liabilities that constitute a business. A business is an integrated set of activities and assets that is capable of being conducted and managed for the purpose of providing a return to the Company and its shareholders in the form of improved earnings, lower costs or other economic benefits.
Business combinations are accounted for using the acquisition method whereby identifiable assets acquired and liabilities assumed, including contingent liabilities, are recorded at 100% of their acquisition-date fair values. The acquisition date is the date the Company obtains control over the acquiree, which is generally the date that consideration is transferred and the Company acquires the assets and assumes the liabilities of the acquiree. The Company considers all relevant facts and circumstances in determining the acquisition date.
The consideration transferred in a business combination is measured at fair value, which is calculated as the sum of the acquisition-date fair values of the assets transferred by the Company, the liabilities, including contingent consideration, incurred and payable by the Company to former owners of the acquiree and the equity interests issued by the Company. The measurement date for equity interests issued by the Company is the acquisition date.
Acquisition-related costs, other than costs to issue debt or equity securities, of the Company, including investment banking fees, legal fees, accounting fees, valuation fees, and other professional or consulting fees are expensed as incurred. The costs to issue equity securities of the Company as consideration for the acquisition are reduced from share capital as share issue costs.
The Company accounts for the purchase of assets and assumption of liabilities as an acquisition of net assets when the transactions do not qualify as a business combination under IFRS 3, Business Combinations, as the significant inputs and processes that constitute a business are not identified. The purchase consideration is allocated to the fair value of the assets acquired and liabilities assumed based on management’s best estimates and available information at the time of the acquisition. Acquisition-related costs, other than costs to issue debt or equity securities of the Company, including investment banking fees, legal fees, accounting fees, valuation fees, and other professional or consulting fees are capitalized as part of the asset acquisition.

Cash and cash equivalents
(e) Cash and cash equivalents
The Company considers all highly liquid investments with original maturities of three months or less at the date of acquisition to be cash equivalents. These highly liquid investments only comprise short-term Canadian and United States government treasury bills and other evidences of indebtedness and treasury bills of the Canadian provinces with a minimum credit rating of R-1 mid from the Dominion Bond Rating Service or an equivalent rating from Standard & Poor’s and Moody’s. In addition, the Company invests in bankers’ acceptances and other evidences of indebtedness of certain financial institutions, including Canadian banks.

Inventories
(f) Inventories
Finished goods, work-in-process, and stockpiled ore are valued at the lower of weighted average production cost or net realizable value. Production costs include the cost of raw materials, direct labour, mine-site overhead expenses and depreciation and depletion of mining interests. Net realizable value is calculated as the estimated price at the time of sale based on prevailing and long-term metal prices less estimated future production costs to convert the inventories into a saleable form. At operations where ore extracted contains a significant amount of metals other than gold, primarily copper or silver, cost is allocated between the joint products on a pro rata basis.
Stockpiles represent ore that has been extracted from the mine and is available for further processing. Costs are added to stockpiles based on current mining costs, including applicable overhead and depreciation and depletion relating to mining operations. Costs are removed at each stockpile’s average cost per recoverable unit as material is processed.
Work-in-process inventory represents materials that are currently in the process of being converted into finished goods. The average production cost of finished goods represents the average cost of work-in-process inventories incurred prior to the refining process, plus applicable refining, selling, shipping costs and associated royalties.
Supplies are measured at weighted average cost. In the event that the net realizable value of the finished product, the production of which the supplies are held for use in, is lower than the expected cost of the finished product, the supplies are written down to net realizable value.

Mining interests
(g) Mining interests
Mining interests include mining properties and related plant and equipment. Capitalized costs are depreciated and depleted using either a unit-of-production method over the estimated economic life of the mine to which they relate, or for plant and equipment, using the straight-line method over their estimated useful lives, if shorter than the mine life.
Mining properties
The costs associated with mining properties include acquired interests in production, development and exploration stage properties representing the fair value at the time they were acquired.
Mining properties include costs directly attributable to bringing a mineral asset into the state where it is capable of operating in the manner intended by management. The determination of development costs to be capitalized during the production stage of a mine operation requires the use of judgments and estimates.
The Company estimates its mineral reserves and mineral resources based on information compiled by appropriately qualified persons. The estimation of recoverable reserves will be impacted by forecasted commodity prices, exchange rates, production costs and recoveries amongst other factors. Changes in the reserve or resource estimates may impact the carrying value of assets and depreciation and impairment charges recorded in the consolidated income statement.
A mining property is considered to be capable of operating in a manner intended by management when it commences commercial production. Upon commencement of commercial production, a mining property is depleted on a unit-of-production method. Unit-of-production depletion rates are determined based on the estimated recoverable proven and probable mineral reserves at the mine.
Costs related to property acquisitions are capitalized until the viability of the mineral property is determined. When either external or internal triggering events determine that a property is not economically recoverable, the capitalized costs are written off.
The costs associated with the acquisition of land holdings are included within mining interest and are not depleted.
Exploration and evaluation
Exploration and evaluation costs are expensed until the probability that future economic benefits will flow to the entity and the asset cost or value can be measured reliably. Management uses the following criteria to determine the economic recoverability and probability of future economic benefits:
•The Company controls access to the benefit;
•Internal project economics are beneficial to the Company;
•The project is technically feasible; and
•Costs can be reliably measured.
Further development expenditures are capitalized to the property.
Drilling and related costs incurred on sites without an existing mine and on areas outside the boundary of a known mineral deposit which contains proven and probable reserves are exploration expenditures and are expensed as incurred to the date of establishing that property costs are economically recoverable. Further development expenditures, subsequent to the establishment of economic recoverability, are capitalized to the property.
Property, plant and equipment
Property, plant and equipment consists of buildings and fixtures, processing equipment and surface and underground fixed and mobile equipment.
Depreciation and depletion rates of major categories of asset costs
Mining properties are depleted using a unit-of-production method over the estimated economic life of the mine to which they relate. Management reviews the estimated total recoverable ounces contained in depletable reserves at each financial year end, and when events and circumstances indicate that such a review should be made. Plant and equipment is depreciated using the straight-line method over their estimated useful lives, or the remaining life of the mine, if shorter. Right-of-use assets are depreciated using the straight-line method over the remaining lease term, or the remaining life of the mine, if shorter. In the current year, the Company updated the estimated useful life of plant and machinery that are amortized over the life-of-mine in order to reflect the updated life-of-mine plans. Plant and machinery amortized over the life-of-mine have an estimated useful life of 9 years. Changes to estimated useful lives are applied prospectively.

Asset class	Estimated useful life (years)
Plant and machinery	3 - 9
Mobile equipment	5 - 7

Capitalized borrowing costs
Borrowing costs directly attributable to the acquisition, construction or production of a qualifying asset that takes a substantial period of time to get ready for its intended use are capitalized until such time that the assets are substantially ready for their intended use. Other borrowing costs are recognized as an expense in the period in which they are incurred.
Where funds are borrowed specifically to finance a project, the amount capitalized represents the actual borrowing costs incurred. Where the funds used to finance a project form part of general borrowings, the amount capitalized is calculated using a weighted average of interest rates applicable to relevant general borrowings of the Company during the period, to a maximum of actual borrowing costs incurred. Capitalization of interest is suspended during extended periods in which active development is interrupted.
Stripping costs in surface mining
As part of its operations, the Company incurs stripping costs both during the development phase and production phase of its operations. Stripping costs incurred as part of development stage mining activities incurred by the Company are deferred and capitalized as part of mining properties.
Stripping costs incurred during the production stage are incurred in order to produce inventory or to improve access to ore which will be mined in the future. Where the costs are incurred to produce inventory, the production stripping costs are accounted for as a cost of producing those inventories. Where the costs are incurred to improve access to ore which will be mined in the future, the costs are deferred and capitalized to the statement of financial position as a stripping activity asset (included in mining interest) if the following criteria are met: improved access to the ore body is probable; the component of the ore body can be accurately identified; and the costs relating to the stripping activity associated with the component can be reliably measured. If these criteria are not met, the costs are expensed in the period in which they are incurred.
The stripping activity asset is subsequently depleted using the units-of-production depletion method over the life of the identified component of the ore body to which access has been improved as a result of the stripping activity.
Derecognition
Upon sale or abandonment, the cost of the asset and related accumulated depreciation or depletion are removed from the accounts and any gains or losses thereon are recognized in net earnings.

Impairment of long-lived assets
(h) Impairment of long-lived assets
The Company reviews and evaluates its mining interests for indicators of impairment at the end of each reporting period. Impairment assessments are conducted at the level of cash-generating units (“CGU”). A CGU is the smallest identifiable group of assets that generates cash inflows that are largely independent of the cash inflows from other assets or groups of assets. Each operating mine represents a separate CGU as each mine site or development project has the ability or the potential to generate cash inflows that are separately identifiable and independent of each other. If an indication of impairment exists, the recoverable amount of the CGU is estimated. An impairment loss is recognized when the carrying amount of the CGU is in excess of its recoverable amount.
The recoverable amount of a mine site is the greater of its fair value less costs to dispose and value in use. In determining the recoverable amounts of the Company’s mine sites, the Company uses the fair value less costs to dispose as this will generally be greater than or equal to the value in use. When there is no binding sales agreement, fair value less costs to dispose is estimated as the discounted future after-tax cash flows expected to be derived from a mine site, less an amount for costs to dispose estimated based on similar past transactions. The inputs used in the fair value measurement constitute Level 3 inputs under the fair value hierarchy. When discounting estimated future cash flows, the Company uses an after-tax discount rate that would approximate what market participants would assign. Estimated cash flows are based on expected future production, metal selling prices, operating costs and capital costs. If the recoverable amount of a mine site is estimated to be less than its carrying amount, the carrying amount is reduced to its recoverable amount. The carrying amount of each mine site includes the carrying amounts of mining properties, plant and equipment, and certain deferred tax balances. Impairment losses are recognized as expenses in the period they are incurred. The allocation of an impairment loss, if any, for a particular mine site to its assets is based on the relative book values of these assets at the date of impairment, to the extent that the impairment allocation does not reduce the carrying values of these asset classes below their recoverable amounts.
The Company assesses at the end of each reporting period whether there is any indication that an impairment loss recognized in prior periods for a long-lived asset may no longer exist or may have decreased. If any such indication exists, the Company estimates the recoverable amount of that CGU. A reversal of an impairment loss is recognized up to the lesser of the recoverable amount or the carrying amount that would have been determined (net of amortization or depreciation) had no impairment loss been recognized for the CGU in prior years. Reversals of impairment losses are recognized in net earnings in the period the reversals occur.

Reclamation and closure cost obligations
(i) Reclamation and closure cost obligations
The Company’s mining and exploration activities are subject to various governmental laws and regulations relating to the protection of the environment. The Company has made, and intends to make in the future, expenditures to comply with such laws and regulations. The Company has recorded a liability and corresponding asset for the estimated future cost of reclamation and closure, including site rehabilitation and long-term treatment and monitoring costs. These costs represent management’s best estimates which incorporate assumptions on the effects of inflation, movements in foreign exchange rates and the effects of country and other specific risks associated with the related liabilities. The costs are discounted to net present value using the risk free rate applicable to the future cash outflows. Such estimates are, however, subject to changes in laws and regulations or changes to market inputs to the decommissioning model.
The present value of estimated costs is recorded in the period in which the asset is installed or the environment is disturbed and a reasonable estimate of future costs and discount rates can be made.
After the initial measurement, the obligation is adjusted to reflect the passage of time and changes in the estimated future cash flows underlying the obligation. The increase in the provision due to the passage of time is recognized in finance costs, whereas increases and decreases due to changes in the estimated future cash flows are capitalized and depreciated over the life of the related asset unless the amount deducted from the cost exceeds the carrying value of the asset, in which case the excess is recorded in net earnings. Actual costs incurred upon settlement of the site restoration obligation are charged against the provision to the extent the provision was established for those costs. Upon settlement of the liability, a gain or loss may be recorded in net earnings.
Income taxes
(j) Income taxes
The income tax expense or benefit for the period consists of two components: current and deferred.

Current Tax
The tax currently payable is based on taxable earnings for the year. Taxable earnings differ from earnings before taxes due to items of income or expense that are taxable or deductible in other years and items that are never taxable or deductible. Current tax is calculated using tax rates and laws that were enacted or substantively enacted at the statement of financial position date in each of the jurisdictions and includes any adjustments for taxes payable or recovery in respect of prior periods.
Deferred Tax
Deferred tax is recognized on temporary differences between the carrying amounts of assets and liabilities in the consolidated statement of financial position and the corresponding tax base used in the computation of taxable net earnings. Deferred tax is calculated based on the expected manner of realization or settlement of the carrying amount of assets and liabilities, using tax rates that are expected to apply in the year of realization or settlement based on tax rates and laws enacted or substantively enacted at the statement of financial position date.
Deferred tax liabilities are generally recorded for all taxable temporary differences. Deferred tax liabilities are recognized for taxable temporary differences arising on investments in Subsidiaries except where the reversal of the temporary difference can be controlled and it is probable that the difference will not reverse in the foreseeable future.
Deferred tax assets are generally recognized for all deductible temporary differences to the extent that it is probable that taxable earnings will be available against which those deductible temporary differences can be utilized. The carrying amount of the deferred tax assets are reviewed at each statement of financial position date and are reduced to the extent that it is no longer probable that sufficient taxable profit will be available to allow all or part of the asset to be recovered.
Deferred tax assets and liabilities are not recognized if the temporary difference arises from the initial recognition (other than in a business combination) of other assets and liabilities in a transaction that affects neither the taxable profit nor the accounting profit.
Current and deferred tax for the year
Current and deferred tax are recognized in net earnings except when they arise as a result of items recognized in other comprehensive income or directly in equity in the current or prior periods, in which case the related current and deferred income taxes are also recognized in other comprehensive income or directly in equity, respectively.
Government assistance and tax credits
Any federal or provincial tax credits received by the Company, with respect to exploration or development work conducted on any of its properties, are credited as a reduction to the carrying costs of the property to which the credits relate. Federal subsidies related to the Canada Emergency Wage Subsidy ("CEWS") are credited as a reduction to salaries and employee benefits. The Company records these tax credits when there is reasonable assurance with regard to collections and assessments as well as reasonable assurance that the Company will comply with the conditions associated to them.

Foreign currency translation
(k) Foreign currency translation
The individual financial statements of each Subsidiary are presented in the currency of the primary economic environment in which that entity operates (its functional currency). The functional currency of the Company and the presentation currency of the consolidated financial statements is the United States dollar (“U.S. dollar”).
Management determines the functional currency by examining the primary economic environment of each operating mine, development and exploration project. The Company considers the following factors in determining its functional currency:
•The main influences of sales prices for goods and the country whose competitive forces and regulations mainly determine the sales price;
•The currency that mainly influences labour, material and other costs of providing goods;
•The currency in which funds from financing activities are generated; and
•The currency in which receipts from operating activities are usually retained.
When preparing the consolidated financial statements of the Company, the Company translates non-U.S. dollar balances into U.S. dollars as follows:
•Mining interest and equity method investments using historical exchange rates;
•Financial instruments measured at fair value through profit or loss using the closing exchange rate as at the statement of financial position date with translation gains and losses recorded in net earnings;
•Deferred tax assets and liabilities using the closing exchange rate as at the statement of financial position date with translation gains and losses recorded in net earnings;
•Other assets and liabilities using the closing exchange rate as at the statement of financial position date with translation gains and losses recorded in net earnings; and
•Income and expenses using the average exchange rate for the period, except for expenses that relate to non-monetary assets and liabilities measured at historical rates, which are translated using the same historical rate as the associated non-monetary assets and liabilities.

Earnings (loss) per share
(l) Earnings (loss) per share
Earnings (loss) per share calculations are based on the weighted average number of common shares and common share equivalents issued and outstanding during the year. Diluted earnings per share are calculated using the treasury stock method. This requires the calculation of diluted earnings per share by assuming that outstanding stock options with an average market price that exceeds the average exercise price of the options and warrants for the year, are exercised and the assumed proceeds are used to repurchase shares of the Company at the average market price of the common share for the year.

Revenue recognition
(m) Revenue recognition
Revenue from the sale of metals and metals in concentrate is recognized when the Company satisfies the performance obligations associated with the sale. Typically, this is accomplished when control over the metals and metals in concentrate are passed from the Company to the buyer. Factors that may indicate the point in time at which control passes include:

•The Company has transferred to the buyer the significant risks and rewards of ownership to the purchaser;
•The Company has transferred legal title to the asset sold to the purchaser;
•The Company retains neither continuing managerial involvement to the degree usually associated with ownership nor effective control over the goods sold;
•The Company has transferred physical possession of the asset to the purchaser;
•The Company has present right to payment; and
•The purchaser has accepted the asset.
Revenue from the sale of metals in concentrate may be subject to adjustment upon final settlement of estimated metal prices, weights and assays. Revenue is recognized based on the estimated fair value of the total consideration receivable. Adjustments to revenue for metal prices and other adjustments are recorded at each period end and on final settlement. Refining and treatment charges are netted against revenue for sales of metal concentrate.

Financial assets
(n) Financial assets
Financial assets are initially measured at fair value and are subsequently measured at either amortized cost or fair value through profit or loss, depending on the classification of the financial assets. The classification of assets is driven by the Company’s business model for managing financial assets and their contractual cash flow characteristics.
The fair value of financial instruments traded in active markets is based on quoted market prices at the date of the statement of financial position. The quoted market price used for financial assets held by the Company is the last bid price of the day. The Company has categorized its financial assets in accordance with International Financial Reporting Standard 9, Financial Instruments (“IFRS 9”) into one of the following two categories:

Category under IFRS 9	Description
Fair value through profit or loss
Includes marketable securities, gold and copper price option contract assets, gold and copper swap contracts, foreign exchange forward contracts, and other financial assets designated to this category under the fair value option. The Company has assessed the contractual cash flows of its provisionally priced contracts in accordance with IFRS 9 and has classified these contracts as fair value through profit or loss (“FVTPL”).

Financial assets at amortized cost	Includes cash and cash equivalents, and trade receivables at amortized cost.

Marketable equity securities
Marketable equity securities are designated on initial recognition as financial assets measured at FVTPL. Marketable securities are measured at FVTPL at the end of each reporting period end, with any fair value gains or losses recognized in profit or loss. Fair value is determined by applying the quoted price for each marketable equity security to the number of instruments held at each reporting period end.
Financial liabilities
(o) Financial liabilities
Financial liabilities are accounted for at amortized cost except for those at FVTPL which includes liabilities designated as FVTPL and derivatives. Financial liabilities classified as FVTPL or those which are designated as FVTPL under the fair value option are measured at fair value with unrealized gains and losses recognized in net earnings. In cases where financial liabilities are designated as FVTPL, the part of a fair value change due to an entity's own credit risk is recorded in other comprehensive income rather than the Income statement. Financial liabilities at amortized cost are initially measured at fair value net of transaction costs, and subsequently measured at amortized cost.
The Company has classified its financial liabilities in accordance with IFRS 9 into one of the following two categories:

Category under IFRS 9	Description
Fair value through profit or loss
Includes provisions related to the RSU plans, DSU plans and the cash settled portion of the PSU plans, gold and copper price option contract liabilities, gold stream obligation, and the free cash flow interest obligation.

Financial liabilities at amortized cost	Includes trade and other payables and long-term debt.

Derivative instruments
(p) Derivative instruments
Derivative instruments, including embedded derivatives, are recorded at fair value on initial recognition and at each subsequent reporting period. Any gains or losses arising from changes in fair value on derivatives that do not qualify for hedge accounting are recorded in net earnings.

Non-current derivative financial liabilities
The Company has a gold stream agreement with RGLD Gold AG (the "Rainy River gold stream obligation"), a wholly owned subsidiary of Royal Gold Inc. (“Royal Gold”) and a strategic partnership with Ontario Teachers’ Pension Plan (“Ontario Teachers’”) whereby Ontario Teachers' holds a 46% free cash flow interest in the New Afton mine (the "New Afton free cash flow interest obligation"). For accounting purposes, the Company has determined that these obligations represent financing contracts with embedded derivatives. The value of the embedded derivatives changes in response to various factors, such as metal prices and the economic output of the underlying mines. As these obligations have embedded derivatives that would otherwise need to be accounted for separately at FVTPL, the Company has designated the deposit received from the counterparties as a financial liability at FVTPL, with initial and subsequent measurement at fair value, as permitted under IFRS 9, for both instruments. Transaction costs directly attributable to non-current derivative financial liabilities were expensed through profit or loss.
Fair value of the non-current derivative financial liabilities on initial recognition was determined by the amount of the cash advance received. Subsequent fair value is calculated on each reporting date with gains and losses recorded in net earnings. Fair value adjustments as a result of the Company’s own credit risk are recorded in the consolidated statement of comprehensive loss, as required by IFRS 9 for financial liabilities designated as at FVTPL. Components of the adjustment to fair value for the non-current derivative financial liabilities at each reporting date include:

Financial instrument	Components of the adjustment to fair value
Rainy River gold stream obligation
•Accretion expense due to passage of time
•Change in the risk-free interest rate
•Change in the Company specific credit spread
•Change in any expected ounces to be delivered
•Change in future metal prices

New Afton free cash flow interest obligation
•Accretion expense due to passage of time
•Change in the risk-free interest rate
•Change in the Company specific credit spread
•Change in any expected ounces to be delivered
•Change in future metal prices
•Change in production profile, operating and capital costs at New Afton, including considerations to the minimum cash guarantee over the first four years of the instrument.

Provisional pricing
Certain products are “provisionally priced” whereby the selling price is subject to final adjustment up to 150 days after delivery to the customer. The final price is based on the market price at the relevant quotation point stipulated in the contract. As is customary in the industry, revenue on provisionally priced sales is recognized based on estimates of the fair value of the consideration receivable based on relevant forward market prices. At each reporting date, provisionally priced metal is marked to market based on the forward selling price for the quotational period stipulated in the contract. For this purpose, the selling price can be measured reliably for those products, such as gold and copper, for which there exists active and freely traded commodity markets. The marking to market of provisionally priced sales contracts is recorded as an adjustment to revenue.
Gold and copper price option contracts
In order to increase cash flow certainty, the Company held gold and copper price option contracts, purchasing put options and selling call options. These are treated as derivative financial instruments and marked to market at each reporting period on the consolidated statement of financial position with changes in fair value recognized in other gains and losses. Realized gains and losses as a result of the exercise of the Company’s call and put options up to an amount not exceeding the Company’s production of gold ounces or copper pounds for the reporting period are recorded as an adjustment to revenue. The exercise of options on gold ounces or copper pounds in excess of the Company’s production for the reporting period are recorded as other gains and losses.
Gold and copper swaps
In order to mitigate a portion of the metal price exposure associated with the time lag between the provisional and final determination of concentrate sales, the Company has entered into cash settled derivative gold and copper contracts to swap future contracted monthly average metal prices for fixed metal prices. At each reporting date, these gold and copper swap agreements are marked to market based on corresponding forward gold and copper prices. The marking to market of gold and copper swap agreements is recorded as an adjustment to revenue.

Trade and other receivables	(q) Trade and other receivablesTrade and other receivables are carried at amortized cost less impairment. Trade and other receivables are impaired if they are determined to be uncollectible.
Leases
(r) Leases
The Company recognizes right-of-use assets and lease liabilities in the consolidated statement of financial position initially measured as the present value of future lease payment and recognizes depreciation of right-of-use assets and interest on lease liabilities in the consolidated income statement. Lease payments, including both principal and interest components, are recognized within the consolidated statement of cash flows within financing activities.
For short-term leases (lease terms of 12 months or less) and leases of low-value or immaterial assets, the Company has opted to recognize these lease payments as expenses on the consolidated income statement. This expense is presented within operating expenses.
Changes in accounting policies	Changes in accounting policies
IAS 16 - Property, Plant and Equipment
The amendments to IAS 16 prohibit deducting the proceeds from selling items produced from the cost of property, plant, and equipment, while bringing the asset to the location and condition necessary for it to be capable of operating in the manner intended by management. Instead, a company will recognize such sales proceeds and related costs in profit or loss. With the adoption of the amended standard, pre-commercial production sales and related costs while bringing a project into a condition necessary for it to be capable of operating in the manner intended by management, are recognized in profit or loss in accordance with applicable standards. The entity measures the cost of those items applying the measurement requirements of “IAS 2 Inventories”. This amendment becomes effective January 1, 2022 with early adoption permitted.
The Company has early adopted this amendment as of January 1, 2021 with retrospective application only to items of property, plant and equipment that were brought to the location and condition necessary for them to be capable of operating in the manner intended by management on or after January 1, 2020. The adoption applies to revenue generated by the sale of underground ore at Rainy River in 2021. The impact in the three and twelve months ended December 31, 2021 is immaterial. There was no impact on the prior-year period.